CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 324,934	$ 248,419	$ 333,307
Cost of revenue	209,771	196,569	290,461
GROSS PROFIT	115,163	51,850	42,846
Operating expenses:
Research and development	12,114	6,541	5,060
Selling, general and administrative	50,882	37,239	33,063
Goodwill impairment	139	0	0
Total operating expenses	63,135	43,780	38,123
OPERATING INCOME	52,028	8,070	4,723
Equity income (loss) from investment in affiliates	(983)	(790)	91
Other expenses, net	(537)	(1,288)	(10,518)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	50,508	5,992	(5,704)
Income tax expenses	9,220	590	1,549
NET INCOME (LOSS)	41,288	5,402	(7,253)
Net income attributable to non-controlling interests	6,481	999	789
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	34,807	4,403	(8,042)
BASIC AND DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income (loss) attributable to ICTS International N.V.	34,807	4,403	(8,042)
Less deemed dividend attributable to redeemable non-controlling interests	10,102	0	(0)
Net income (loss) available to ICTS International N.V. shareholders	$ 24,705	$ 4,403	$ (8,042)
Basic weighted average number of shares	37,433,333	35,827,854	30,524,461
Net income (loss) per share attributable to ICTS International N.V. - basic	$ 0.66	$ 0.12	$ (0.26)
Diluted weighted average number of shares	40,237,340	38,424,718	30,524,461
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ 0.61	$ 0.11	$ (0.26)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 41,288	$ 5,402	$ (7,253)
Other Comprehensive Income (loss) - Translation adjustments	(1,861)	20	79
Unrealized gains on derivative instruments	32
Comprehensive income (loss)	39,459	5,422	(7,174)
Comprehensive income attributable to non-controlling interests	6,259	1,106	795
COMREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ 33,200	$ 4,316	$ (7,969)